INVENTORY, NET (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Current
Raw materials and consumables	$ 1,082	$ 941
Fuel products	583	688
Work in progress	775	674
RTFO certificates	372	342
Finished goods and other	907	845
Carrying amount of inventories	3,719	3,490
RTFO certificates held for trading and recorded at fair value	$ 25	$ 66